Average Annual Total Returns		12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CRM SMALL CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		2.48%	7.71%		7.83%
CRM SMALL CAP VALUE FUND INVESTOR SHARES | Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.59%	8.88%		9.27%
CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		2.62%	7.93%		8.07%
CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.77%	5.75%		5.88%
CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%	5.91%		5.95%
CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		3.85%	8.34%		10.10%
CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
CRM SMALL/MID CAP VALUE FUND INVESTOR SHARES | Russell 2500 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	10.02%		9.72%
CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		4.15%	8.54%		10.34%
CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.93%	5.50%		7.42%
CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.33%	6.04%		7.57%
CRM MID CAP VALUE FUND INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		8.88%	8.06%		10.04%
CRM MID CAP VALUE FUND INVESTOR SHARES | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
CRM MID CAP VALUE FUND INVESTOR SHARES | Russell Midcap Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.05%	9.83%		9.78%
CRM MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		9.09%	8.25%		10.25%
CRM MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.61%	6.03%		8.13%
CRM MID CAP VALUE FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.41%	6.20%		7.87%
CRM All Cap Value Fund INVESTOR SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		10.92%	8.21%		9.13%
CRM All Cap Value Fund INVESTOR SHARES | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
CRM All Cap Value Fund INVESTOR SHARES | Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.71%	11.18%		10.46%
CRM All Cap Value Fund INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		11.18%	8.47%		9.40%
CRM All Cap Value Fund INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.68%	5.66%		6.63%
CRM All Cap Value Fund INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.90%	5.94%		6.77%
CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Before Taxes
Average Annual Return, Percent		1.55%	4.52%	5.19%
Performance Inception Date	Aug. 16, 2016
CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.55%	3.83%	4.53%
CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	3.41%	4.01%
CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.93%
CRM SMALL CAP VALUE FUND INVESTOR SHARES | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%